Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other receivables [text block] [Abstract]
Schedule of trade and other receivables
	2020	2019
	USD	USD

Trade receivables	-	1,507,660
Prepayments and other receivables	313,215	783,483
Advances to suppliers	40,186
Due from related parties (note 21)	336,831	57,550

	690,232	2,348,693